UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2006


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/14/2007


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         69
                                       ------------------------


Form 13F Information Table Value Total:   $ 59,899,141
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathway A               Com             084670108    220        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    438     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    484    77785      77785     0       0       77785         0        0
Alliance World Dollar Gov         Com             01879R106    422    30800      30800     0       0       30800         0        0
Allied Capital Corp               Com             01903Q108   1549    47400      47400     0       0       47400         0        0
AllState Corp                     Com             020002101    326     5000       5000     0       0        5000         0        0
American Shared Hospital          Com             029595105     67    10100      10100     0       0       10100         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    591     5300       5300     0       0        5300         0        0
Barrick Gold Cp                   Com             067901108   1218    39668      39668     0       0       39668         0        0
BHP Ltd                           Sponsored ADR   088606108    709    17826      17826     0       0       17826         0        0
Blackrock Corporate High Yld FD V Com             09255L106    460    34311      34311     0       0       34311         0        0
Blackrock Senior High Income Ptf  Com             09255T109    754   115700     115700     0       0      115700         0        0
BP Plc                            Sponsored ADR   055622104    329     4910       4910     0       0        4910         0        0
Bristol Myers Squibb              Com             110122108   1213    46100      46100     0       0       46100         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   2650    55000      55000     0       0       55000         0        0
Burlington North Santa Fe         Com             12189T104    313     4242       4242     0       0        4242         0        0
Cigna Corp                        Com             125509109    249     1890       1890     0       0        1890         0        0
Cisco Systems                     Com             17275R102   1842    67400      67400     0       0       67400         0        0
Coeur d'Alene Mines Corp          Com             192108108    169    34237      34237     0       0       34237         0        0
Du Pont de Numours                Com             263524109    343     7041       7041     0       0        7041         0        0
Duke Realty Invest                Com             624411505    552    13500      13500     0       0       13500         0        0
DWS Global High Inc               Com             23338W104    248    28000      28000     0       0       28000         0        0
DWS High Income Tr                Com             23337C109    233    38700      38700     0       0       38700         0        0
Eaton Vance Senior                Sh Ben Int      27826S103    100    12040      12040     0       0       12040         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   2926    67100      67100     0       0       67100         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    213    14068      14068     0       0       14068         0        0
Exxon Mobil Corp                  Com             30231G102    937    12225      12225     0       0       12225         0        0
Federated Department Stores       Com             31410H101    656    17203      17203     0       0       17203         0        0
Ford Motor Co                     Com             345370100    155    20616      20616     0       0       20616         0        0
General Electric                  Com             369604103    618    16608      16608     0       0       16608         0        0
GlaxoSmithkline                   Sponsored ADR   37733W105    322     6110       6110     0       0        6110         0        0
Grupo Televisa SA DE CV           Sp ADR REP ORD  40049J206    265     9800       9800     0       0        9800         0        0
H&Q Life Sciences Fd              Sh Ben Int      404053100    155    11506      11506     0       0       11506         0        0
Hewlett Packard                   Com             428236102    264     6400       6400     0       0        6400         0        0
Input/Output                      Com             457652105    297    21800      21800     0       0       21800         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    264     3602       3602     0       0        3602         0        0
iShares MSCI Japan Index Fd       Com             464286848   1130    79500      79500     0       0       79500         0        0
J.P. Morgan                       Com             46625H100    435     9000       9000     0       0        9000         0        0
Latin Amer Equity Fund            Com             51827Q106   2215    51000      51000     0       0       51000         0        0
Lexicon Genetics Inc Com          Com             528872104    201    55600      55600     0       0       55600         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608   2289    56910      56910     0       0       56910         0        0
LSI Logic Corporation             Com             502161102   1282   142400     142400     0       0      142400         0        0
MA Health & Educ TE               Sh Ben Int      575672100    264    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    282     5279       5279     0       0        5279         0        0
Merck & Co Inc                    Com             589331107    285     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    720    45200      45200     0       0       45200         0        0
Network Engines, Inc.             Com             64121A107   1246   479089     479089     0       0      479089         0        0
New Amer High Income Fd           Com             641876107    162    71848      71848     0       0       71848         0        0
Newmont Mining                    Com             651639106   1592    35261      35261     0       0       35261         0        0
Nordic American Tanker Shipp      Com             G65773106   1694    49600      49600     0       0       49600         0        0
Nuveen Calif Mun Value Fd         Com             67062C107    111    10802      10802     0       0       10802         0        0
Nuveen Mass Prem Inc              Com             67061E108    245    17000      17000     0       0       17000         0        0
Occidental Petro Crp              Com             674599105   3228    66100      66100     0       0       66100         0        0
Pfizer Inc                        Com             717081103    544    20991      20991     0       0       20991         0        0
Pioneer High income Trust         Com             72369A106    804    43455      43455     0       0       43455         0        0
Procter & Gamble Co               Com             742718109    231     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    212    27600      27600     0       0       27600         0        0
RF Microdevices Inc.              Com             749941100    807   118900     118900     0       0      118900         0        0
Standard & Poor's Dep Receipts    Com             78462F103    287     2025       2025     0       0        2025         0        0
StreetTracks Gold Shares          GOLD SHS        863307104    860    13600      13600     0       0       13600         0        0
Telcom NewZealand                 Sponsored ADR   879278208    272    10100      10100     0       0       10100         0        0
Telefo de Mex'L                   Sp ADR REP ORD  879403780    502    17764      17764     0       0       17764         0        0
Tellabs, Inc.                     Com             879664100    631    61500      61500     0       0       61500         0        0
Thermo Electron Corp              Com             883556102   1766    39000      39000     0       0       39000         0        0
Toreador Resources Cp             Com             891050106  11008   427150     427150     0       0      427150         0        0
TXU Corporation                   Com             873168108    575    10600      10600     0       0       10600         0        0
Ulticom, Inc.                     Com             903844108    129    13500      13500     0       0       13500         0        0
Verizon Comm                      Com             92343V104    584    15689      15689     0       0       15689         0        0
Xcel Energy                       Com             98389B100    758    32875      32875     0       0       32875         0        0

